Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Income (Loss) Per Share

	Year Ended December 31,
	2022 $	2021 $	2020 $
Net income (loss) attributable to the shareholders of Teekay:
- Continuing operations - basic and diluted	36,755	(102,671)	(129,749)
- Discontinued operations - basic and diluted	41,652	110,477	46,816
	78,407	7,806	(82,933)
Increase in net earnings for interest expense recognized during the period relating to Convertible notes	1,675	—	—
Reduction in net earnings due to dilutive impact of stock-based awards in Teekay Tankers	(743)	—	—
Accretion add back due to If-converted method adoption	143	—	—
Net income (loss) attributable to the shareholders of Teekay - Diluted	79,482	7,806	(82,933)

Weighted average number of common shares (1)	102,119,129	102,148,629	101,053,095
Dilutive effect of Convertible Notes	1,810,599	—	—
Dilutive effect of stock-based awards	485,869	—	—
Common stock and common stock equivalents	104,415,597	102,148,629	101,053,095

Net income (loss) per common share
- Continuing operations - basic	0.36	(1.01)	(1.28)
- Discontinued operations - basic	0.41	1.08	0.46
- Basic	0.77	0.08	(0.82)

- Continuing operations - diluted	0.35	(1.01)	(1.28)
- Discontinued operations - diluted	0.40	1.08	0.46
- Diluted	0.76	0.08	(0.82)
(1) Includes common stock related to non-forfeitable stock-based awards.